Fair Value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value measurement
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Bank time deposits (maturing within 3 months) (i)	1,328,231	—	1,328,231	—
Long-term time deposits (ii)	215,000	—	215,000	—
Restricted cash, current	7,380,341	—	7,380,341	—
Non-current restricted cash	230,903	—	230,903	—
Short-term investments	1,844,595	—	1,844,595	—
Contingently returnable consideration in relation to an acquisition (iii)	53,349	—	—	53,349
Long-term investments accounted for at fair values (ii)
Listed equity securities	93,377	93,377	—	—
Unlisted equity securities	208,955	—	—	208,955
Wealth management products	1,246,430	—	1,246,430	—
Loan receivables under fair value option	29,834	—	—	29,834
Total	12,631,015	93,377	12,245,500	292,138
Liabilities
Mandatorily redeemable non-controlling interests in relation to an acquisition (iv)	780,937	—	—	780,937
Contingent consideration in relation to an acquisition (iii)	88,138	—	—	88,138
Foreign exchange options (v)	9,691	—	9,691	—
Total	878,766	—	9,691	869,075

23. Fair Value measurement (Continued)

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)

	(in thousands)
Bank time deposits (maturing within 3 months) (i)	4,302,310	—	4,302,310	—
Long-term time deposits (ii)	224,752	—	224,752	—
Restricted cash, current	8,567,496	—	8,567,496	—
Non-current restricted cash	—	—	—	—
Short-term investments	15,626,624	—	15,626,624	—
Foreign exchange options (v)	61,697	—	61,697	—
Long-term investments accounted for at fair values (ii)
Listed equity securities	103,621	103,621	—	—
Unlisted equity securities	238,294	—	—	238,294
Wealth management products	1,677,415	—	1,019,865	657,550
Loan receivables under fair value option	41,519	—	—	41,519
Total	30,843,728	103,621	29,802,744	937,363
(i)	Included in cash and cash equivalents on the Company’s consolidated balance sheets;
(ii)	Included in long-term investments on the Company's consolidated balance sheets;
(iii)	Included in other non-current assets and other non-current liabilities on the Company’s consolidated balance sheets; please refer to Note 24 for more details;
(iv)	Included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets;
(v)	Included in other non-current liabilities and short term investments on the Company’s consolidated balance sheets.

Schedule of quantitative information about the significant unobservable inputs

As of
December 31,
Unobservable Input	2019
Discount rates	18.0%
Volatility	54.0%
Discount for lack of marketability	10.0%